Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	45,696
Proposed Maximum Offering Price per Unit	9.14
Maximum Aggregate Offering Price	$ 417,661.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 57.68
Offering Note	Amount Registered - (1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Consists of shares issuable under a new hire inducement restricted stock unit award to be granted on August 31. 2026 to an employee in accordance with Nasdaq Listing Rule 5635(c)(4), as an inducement material to such employee entering into employment with the Registrant. Proposed Maximum Offering Price Per Unit - (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of the Registrant's Common Stock reported on the Nasdaq Global Select Market on August 28, 2026.